Financial Instruments - Financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and cash equivalents
Cash at bank and in hand	€ 262	€ 402	€ 35
Short-term deposits with maturity of less than three months	315	39	14
Total financial assets	€ 577	€ 441	€ 49